VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	$ 64,209
Equity securities	7,972	$ 3,854
Mortgage loans on real estate, net of allowance	11,231	12,426
Private loans, net of allowance	8,415	5,204
Investment real estate	3,000	2,366
Investment funds	8,962	6,111
Short-term investments	475	4,400
Other invested assets	1,305	1,089
Cash and cash equivalents	13,014	12,243	$ 4,308	$ 2,145
Other assets	2,783	2,461
Total assets	157,181	139,953
Notes payable	205	189
Total liabilities	139,264	126,877
Carrying Amount
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	64,209	53,802
Equity securities	7,972	3,854
Mortgage loans on real estate, net of allowance	11,231	12,426
Short-term investments	475	4,400
Other assets	1,174	856
Other liabilities	37	27
Maximum Exposure to Loss
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	64,209	53,802
Equity securities	7,972	3,854
Mortgage loans on real estate, net of allowance	11,343	12,240
Short-term investments	475	4,400
Other assets	1,174	856
Other liabilities	37	27
Consolidated Variable Interest Entities
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	74	127
Equity securities	5,728	576
Mortgage loans on real estate, net of allowance	248	189
Private loans, net of allowance	1,980	1,384
Investment real estate	2,660	1,798
Real estate partnerships	3,780	2,885
Investment funds	7,997	4,804
Other invested assets	326	144
Cash and cash equivalents	320	218
Other assets	462	404
Total assets	23,575	12,529
Notes payable	205	189
Other liabilities	768	363
Total liabilities	973	552
Unconsolidated Variable Interest Entities | Carrying Amount
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	1,296	2,142
Equity securities	253	466
Mortgage loans on real estate, net of allowance	414	716
Private loans, net of allowance	368	0
Investment real estate	3,570	2,548
Investment funds	6,489	1,989
Short-term investments	0	99
Other assets	316	173
Total assets	12,706	8,133
Unconsolidated Variable Interest Entities | Maximum Exposure to Loss
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	1,604	3,003
Equity securities	253	466
Mortgage loans on real estate, net of allowance	414	731
Private loans, net of allowance	368	0
Investment real estate	3,642	2,579
Investment funds	8,994	2,153
Short-term investments	0	99
Other assets	316	189
Total assets	$ 15,591	$ 9,220